Debt (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility term	5 years
Amount drawn down		$ 0	$ (355,000)
Repayment of credit facility		$ 0	(80,000)
Interest rate on borrowings (percent)	3.60%
Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Debt covenant, leverage ratio		3.5
Debt covenant, interest coverage ratio		3.0
Standby charges on undrawn amounts		$ 2,100	2,200
Interest expense on borrowings			5,000
Loans [Member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt		15,300	0
Current borrowings		(3,400)	0
Current portion of non-current borrowings		$ 11,900	$ 0
Weighted average [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (percent)			2.60%
Tahoe Resources, Inc [member] | Bottom of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, unused capacity, commitment fee (percent)		0.41%
Tahoe Resources, Inc [member] | Top of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, unused capacity, commitment fee (percent)		0.63%
Tahoe Resources, Inc [member] | LIBOR [member] | Bottom of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.825%
Tahoe Resources, Inc [member] | LIBOR [member] | Top of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.80%